CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	€ 699,890	€ (1,703,668)	€ 1,512,057
Foreign currency translation adjustments	(554,000)	410,000	(61,000)
Provision for retirement indemnities	77,000	(38,000)	374,000
Deferred tax for retirement indemnities	(48,000)
Comprehensive income (loss), net of tax	€ 175,000	€ (1,332,000)	€ 1,825,000